UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            November 12, 2004

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $103,864


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

AT&T Wireless Services Inc              Com       00209A106   18,561   1,255,800 Sh        Defined      02,03   1,255,800   0    0
American Medical Security Group Inc     Com       02744P101    2,546      79,600 Sh        Defined      02,03      79,600   0    0
Comcast Corp New                     Cl A Spl     20030N200    7,703     275,900 Sh        Defined      02,03     275,900   0    0
Cox Communications Inc                 Cl A       224044107    4,969     150,000 Sh        Defined      02,03     150,000   0    0
Enzon Pharmaceuticals Inc               Com       293904108   13,808     865,700 Sh        Defined      02,03     865,700   0    0
ILEX Oncology Inc                       Com       451923106    2,311      91,800 Sh        Defined      02,03      91,800   0    0
Inveresk Research Group Inc             Com       461238107    8,411     228,000 Sh        Defined      02,03     228,000   0    0
Invision Technologies Inc               Com       461851107    4,310      95,800 Sh        Defined      02,03      95,800   0    0
Mandalay Resort Group                   Com       562567107    4,497      65,500 Sh        Defined      02,03      65,500   0    0
Southtrust Corp                         Com       844730101   16,953     406,935 Sh        Defined      02,03     406,935   0    0
Titan Corp                              Com       888266103   17,567   1,257,500 Sh        Defined      02,03   1,257,500   0    0
Wellpoint Health Networks Inc           Com       94973H108    2,228      21,200 Sh        Defined      02,03      21,200   0    0